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                                SEPARATE ACCOUNT THREE - VENTURE VUL
                                                       - VENTURE SVUL

                                         AND

                             SEPARATE ACCOUNT FOUR  - VUL

            ISSUED BY THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA


                  SUPPLEMENT TO PROSPECTUSES DATED FEBRUARY 14, 1996



          This Supplement updates certain information in the Prospectuses named above. Please read it and keep it with your Prospectus for future reference.


          The following portfolios are not available to residents of the State of New Jersey at this time:


               Manulife Series Fund
                 Equity Index Fund

               NASL Series Trust
                 Value Equity Trust
                 U.S. Government Securities Trust
                 Growth and Income Trust
                 Equity Trust
                 Conservative Asset Allocation Trust
                 Moderate Asset Allocation Trust
                 Aggressive Asset Allocation Trust


          The date of this Supplement is March 6, 1996.
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